Accrued Loss Reserves (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2014	May 31, 2013
Schedule of Accrued Liabilities [Line Items]
Accrued loss reserves - Current	$ 27,487	$ 27,591
Accrued loss reserves - Noncurrent	32,232	33,502
Accrued product liability reserves
Schedule of Accrued Liabilities [Line Items]
Accrued loss reserves - Current	10,589	15,582
Accrued loss reserves - Noncurrent	29,653	29,489
Accrued warranty reserves
Schedule of Accrued Liabilities [Line Items]
Accrued loss reserves - Current	14,167	8,591
Accrued loss reserves - Noncurrent	574	739
Accrued environmental reserves
Schedule of Accrued Liabilities [Line Items]
Accrued loss reserves - Current	2,731	3,418
Accrued loss reserves - Noncurrent	$ 2,005	$ 3,274